Capital management - Schedule of capital management (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt:
Related party loans		$ 0	$ 218,276	$ 289,828		$ 885,213
Borrowings	$ 2,278,774	53,251	32,273	0
Lease obligations	275,621	307,909	352,037	202,686		280,053
Convertible notes			0	210,819
Equity:
Share capital	19,496,640	17,215,068	9,374,563	2,284,353	$ 2,284,353	$ 200
Warrants	1,959,796	1,848,389
Contributed surplus	3,551,330	2,458,211	583,878	21,050
Accumulated other comprehensive loss	(101,418)	(8,991)
Accumulated deficit	(25,909,239)	(15,388,949)	(6,073,577)	(2,536,799)
Total Capital	$ 1,551,504	$ 6,484,888	$ 4,487,450	$ 471,937